Financial Instruments (Details) - Schedule of balances of other financial liabilities such as suppliers and accounts payable have no financial cost and their payment period ranges - USD ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Less than 1 year [Member]
Non-derivative financial liabilities
Borrowings	$ 71,987	$ 114,214
Trade and other payables	85,381	94,116
Lease liabilities	9,853	11,392
Amounts owed to related parties	8,450	8,459
Total	175,671	228,181
1-2 years [Member]
Non-derivative financial liabilities
Borrowings	16,895	65,966
Trade and other payables
Lease liabilities	7,403	12,963
Amounts owed to related parties		12,163
Total	24,298	91,092
2-3 years [Member]
Non-derivative financial liabilities
Borrowings	15,330	447,035
Trade and other payables
Lease liabilities	5,333	6,759
Amounts owed to related parties
Total	20,663	453,794
3-5 years [Member]
Non-derivative financial liabilities
Borrowings	20,323	1,103
Trade and other payables
Lease liabilities	8,314	3,441
Amounts owed to related parties
Total	28,637	4,544
More than 5 years [Member]
Non-derivative financial liabilities
Borrowings	128,476	556
Trade and other payables
Lease liabilities	9,001	5,016
Amounts owed to related parties
Total	137,477	5,572
Contractual cash flows [Member]
Non-derivative financial liabilities
Borrowings	253,011	628,874
Trade and other payables	85,381	94,116
Lease liabilities	39,904	39,571
Amounts owed to related parties	8,450	20,622
Total	386,746	783,183
Carrying amount [Member]
Non-derivative financial liabilities
Borrowings	221,619	417,719
Trade and other payables	85,381	94,116
Lease liabilities	31,747	36,799
Amounts owed to related parties	8,450	20,622
Total	$ 347,197	$ 569,256